UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Schedule of Investments	AIG Money Market Fund
January 31, 2011 (unaudited)

Face Amount
(000)		Value (000)

Schedule of Investments
Certificates of Deposit (31.0%)
	Bank of Montreal
$100,000	0.210%, 02/08/11	$100,000
100,000	0.210%, 02/11/11	100,000
	Commerzbank
150,000	0.190%, 02/01/11	150,000
	Credit Agricole
100,000	0.250%, 02/11/11	100,000
150,000	0.240%, 02/11/11	150,000
	Credit Industiel
175,000	0.400%, 03/04/11	175,000
	Deutsche Bank
200,000	0.210%, 02/08/11	200,001
100,000	0.220%, 02/11/11	100,000
	Este Bank
150,000	0.250%, 02/02/11	150,000
	Fortis Bank
225,000	0.240%, 02/11/11	225,000
	Natixis
75,000	0.250%, 02/03/11	75,000
	Societe Generale
200,000	0.230%, 02/01/11	200,000
	Sumitomo Mitsui Bank
300,000	0.240%, 02/02/11	300,000
	Unicredit
200,000	0.290%, 02/08/11	200,000

	Total Certificates of Deposit (Cost $2,225,001)	2,225,001

Commercial Paper (A) (22.3%)
	Bank of Montreal
100,000	0.220%, 02/11/11	99,994
	Bank of Nova Scotia
150,000	0.150%, 02/01/11	150,000
	Barclays
300,000	0.200%, 02/07/11	299,990
	Commerzbank
50,000	0.300%, 03/11/11	49,984
	Dexia
100,000	0.330%, 02/01/11	100,000
	Intesa
75,000	0.260%, 02/02/11	75,000
125,000	0.270%, 02/11/11	124,991
	Natixis
75,000	0.300%, 02/11/11	74,994
	NRW Bank
200,000	0.230%, 02/14/11	199,983
	Societe Generale
125,000	0.255%, 02/11/11	124,991
	Swedbank
50,000	0.260%, 02/11/11	49,996
50,000	0.355%, 02/24/11	49,989
	UBS Finance
200,000	0.180%, 02/01/11	200,000

	Total Commercial Paper (Cost $1,599,912)	1,599,912

Time Deposits (17.5%)
	ANZ Banking
150,000	0.180%, 02/01/11	150,000
	DNB Nor Bank
182,835	0.180%, 02/01/11	182,835
	ING Bank
200,000	0.200%, 02/01/11	200,000
	KBC Bank
175,000	0.180%, 02/01/11	175,000
	Mizuho Bank
200,000	0.200%, 02/01/11	200,000
	Nordea Bank
100,000	0.170%, 02/01/11	100,000
	Svenska Handelsbank
250,000	0.190%, 02/01/11	250,000

	Total Time Deposits (Cost $1,257,835)	1,257,835

Repurchase Agreements (B) (29.2%)
600,000	Deutsche Bank 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $600,003,500 (collateralized by various FHLB/FNMA obligations, ranging in par value $31,855,000-$150,000,000, 0.000%-6.250%, 03/30/11-05/15/29, with a total market value $612,001,027)	600,000
500,000	Barclays Capital 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $500,002,917 (collateralized by various U.S. Treasury Notes, ranging in par value $220,168,900-$285,113,900, 0.750%-1.500%, 07/15/12-08/15/13, with a total market value $510,000,066)	500,000
500,000	Barclays Capital 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $500,002,917 (collateralized by various U.S. Treasury Notes, ranging in par value $167,523,800-$335,506,100, 1.125%-1.375%, 01/15/12-01/15/13, with a total market value $510,000,062)	500,000
200,000	Barclays Capital 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $200,001,167 (collateralized by a U.S. Treasury Note, par value $192,387,200, 3.250%, 03/31/17, with a total market value $204,000,104)	200,000

Schedule of Investments	AIG Money Market Fund
January 31, 2011 (unaudited)

Face Amount
(000)		Value (000)

Repurchase Agreements — (continued)
$200,000	Morgan Stanley 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $200,001,167 (collateralized by various FHLB/FNMA obligations, ranging in par value $27,828,000-$50,000,000, 1.250%-5.500%, 08/15/11-12/27/22, with a total market value $204,000,749)	$200,000
100,000	Merrill Lynch 0.210%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $100,000,583 (collateralized by a U.S. Treasury Note, par value $97,261,300, 3.125%, 04/30/17 with a total market value $102,000,064)	100,000

	Total Repurchase Agreements (Cost $2,100,000)	2,100,000

	Total Investments (100.0%) (Cost $7,182,748)†	$7,182,748

Percentages are based on net assets of $7,182,763 (000).
(A) Discount notes. The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreements.
FHLB Federal Home Loan Bank
FMNA Federal National Mortgage Association

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For the quarter ended January 31, 2011, there were no level 3 securities. For the quarter ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
AIG-QH-001-1500

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011